Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Asset retirement obligations	$ 5,771,000,000	$ 3,886,000,000		$ 4,327,000,000	$ 3,243,000,000
Lease liabilities	1,809,000,000	0	$ 1,539,000,000
Share-based compensation	297,000,000	124,000,000		$ 414,000,000	$ 426,000,000
Risk management (note 19)	112,000,000	17,000,000
Deferred purchase consideration	95,000,000	118,000,000
Other	98,000,000	80,000,000
Other liabilities	8,182,000,000	4,225,000,000
Less: current portion	819,000,000	335,000,000
Other long-term liabilities	$ 7,363,000,000	3,890,000,000
Annual installment amount		$ 25,000,000
Installment period	4 years	4 years